Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001843588
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	REE Automotive Ltd.
Current Fiscal Year End Date	--12-31